Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Housing and Welfare [Member]
Property and Equipment Estimated Useful Lives	10 years
Furniture and Office Equipment [Member]
Property and Equipment Estimated Useful Lives	5 years
Computer and Software [Member]
Property and Equipment Estimated Useful Lives	5 years
Production Facilities [Member]
Property and Equipment Estimated Useful Lives	5 years
Drilling and Production Tools [Member]
Property and Equipment Estimated Useful Lives	5 years
Equipment [Member]
Property and Equipment Estimated Useful Lives	5 years